Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 26, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
The following table presents the detail of accrued expenses and other current liabilities for the periods presented (in thousands):

	December 26, 2015	December 27, 2014

Payroll and compensation	$5,167	$1,830
Tax-related expense	801	804
Marketing expenses	3,451	3,385
Other accrued expenses	2,994	5,648
Total accrued expenses and other current liabilities	$12,413	$11,667